Exhibit 99.1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Foyt Finance Designated Activity Company

Fleming Court

Fleming's Place
Dublin 4,

Ireland
D04 N4X9

(the “Issuer”)

Citibank Europe PLC
1 North Wall Quay
I F S C
Dublin
Co Dublin 1

(the “Arranger” and “Lead Manager”)

and the Managers (as defined in the Engagement Letter)

7 May 2026

Dear Sirs/Madams,

PROPOSED ISSUE BY FOYT FINANCE DESIGNATED ACTIVITY COMPANY OF AUTO LOAN-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain auto loans (the “Loan Pool”), which were agreed to by the Issuer, the Arranger and Lead Manager and the Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Arranger and Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Arranger and Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the appropriateness of the procedures is solely the responsibility of the Issuer, the Arranger and the Managers as discussed above. The Issuer shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

Procedures and findings – First Loan Pool

We have performed the procedures described below, as defined in Appendix 3 of the Engagement Letter (the “Agreed-upon Procedures”).

The Issuer provided us with a data file ‘Muestra Project Andretti.xlsb’ (the “First Pool Run”) containing an account number for each of the 42,453 loans in the First Loan Pool.

A random sample of 457 loans was selected from the First Pool Run using the sampling approach below (the “First Sample”).

The Issuer then provided the data files ‘Project Andretti - Friendly Datatape_BO.xlsb‘, ‘Andretti - Datos Matricula y Chasis.xlsx’, ‘Collaterals extra information.xlsx’ and ‘DATOS_ADICIONALES_AUP.xlsx’ containing information for each loan in the First Sample (the “First Sample Pool”) as at 31 May 2025 (the “First Cut-off Date”).

We have carried out the agreed-upon procedures on the First Sample Pool during the period 26 June to 30 July 2025.

Approach to sampling

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed-upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed-upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 1.1 to 1.18 under the Agreed-upon Procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the First Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct, and we have not sought to independently verify this information. The loan documentation used in these Agreed-upon Procedures was the loan agreement and restructuring loan documents (together, the “Loan Agreement”), the payroll document and tax certificate (together, the “Loan Documentation”) and the AS400 live loan system (the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the First Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

1.	Agreed-upon Procedures

For each loan in the First Sample Pool we carried out the following Agreed-upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this Report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the Agreed-upon Procedures performed:

1.1.	Nature of Borrower

1.1.1.	For each loan in the First Sample Pool, we confirmed whether the borrower type shown on the First Sample Pool agreed with that shown on the Loan Agreement. We found that the borrower type agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.1.2.	For each loan in the First Sample Pool, we confirmed that the borrower was not employed by the originator, as shown on the Loan Documentation. We found that the borrower was not employed by the originator, as shown on the Loan Documentation, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.2.	Borrower name

For each loan in the First Sample Pool, we confirmed whether the borrower name shown on the First Sample Pool agreed with that shown on the Loan Agreement. We found that the borrower name agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.3.	Loan purpose

For each loan in the First Sample Pool, we confirmed whether the loan purpose shown on the First Sample Pool agreed with that shown on the Loan Agreement. We found that the loan purpose agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.4.	Loan formalisation

For each loan in the First Sample Pool, we confirmed whether the loan was formalised in a private contract or witnessed by a notary. We found that the loan was formalised in a private contract or witnessed by a notary, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.5.	Loan formalisation date

For each loan in the First Sample Pool, we confirmed whether the loan formalisation date shown on the First Sample Pool agreed, to within 30 days, to that shown on the Loan Agreement. We found that the loan formalisation date agreed, to within 30 days, to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.6.	Loan maturity date

For each loan in the First Sample Pool, we confirmed whether the loan maturity date shown on the First Sample Pool agreed to that shown on the Loan Agreement, or in the case of novated loans or loans with early repayments, to the System, to within 30 days. We found that the loan maturity date agreed to the Loan Agreement, or in the case of novated loans or loans with early repayments, to the System, to within 30 days, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.7.	Original loan balance

For each loan in the First Sample Pool, we confirmed whether the original loan balance shown on the First Sample Pool agreed to that shown on the Loan Agreement. We found that the original loan balance agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.8.	Current loan balance

For each loan in the First Sample Pool, we confirmed whether the current loan balance shown on the First Sample Pool agreed to that shown on the System, as at the First Cut-off Date. We found that the original loan balance agreed to the System as at the First Cut-off Date, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.9.	Interest rate

1.9.1.	For each loan in the First Sample Pool, we confirmed whether the current interest rate shown on the First Sample Pool agreed to that shown on the Loan Agreement, or in the case of loans with updated interest rates, to the System. We found that the current interest rate agreed to the Loan Agreement, or in the case of loans with updated interest rates, to the System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.9.2.	For each loan in the First Sample Pool, we confirmed whether the current interest rate shown on the First Sample Pool was fixed. We found that the current interest rate shown on the First Sample Pool was fixed, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10	Third-party personal guarantee

For each loan in the First Sample Pool, we confirmed whether the third-party personal guarantee shown on the First Sample Pool agreed to that shown on the Loan Agreement. We found that the third-party personal guarantee agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.	Reservation of title

1.11.1.	For each loan in the First Sample Pool, we confirmed whether a reservation of title clause was shown on the Loan Agreement. We found that a reservation of title clause was shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.2	For each loan in the First Sample Pool, we confirmed whether the registered retention of title flag shown on the First Sample Pool agreed to the System. We found that the registered retention of title flag shown on the First Sample Pool agreed to the System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.12.	Payment due (€)

For each loan in the First Sample Pool, we confirmed whether the payment due amount shown on the First Sample Pool agreed to that shown on the System. We found that the payment due amount agreed to the System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.13.	Transfer of loan

For each loan in the First Sample Pool, we confirmed there was no restriction on free transmission of the loan, as shown on the Loan Agreement. We found that there was no restriction on free transmission of the loan, as shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.	Amortisation type

For each loan in the First Sample Pool, we confirmed whether the amortisation type shown on the First Sample Pool agreed to that shown on the Loan Agreement. We found that the amortisation type agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.15.	Vehicle identification number (chassis number or car registration number)

For each loan in the First Sample Pool, we confirmed whether the chassis number or car registration number shown on the First Sample Pool agreed with that shown on the Loan Agreement. We found that the chassis number or car registration number shown on the First Sample Pool agreed with that shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.16.	Vehicle brand

For each loan in the First Sample Pool, we confirmed whether the vehicle brand shown on the First Sample Pool agreed with that shown on the Loan Agreement. We found that the vehicle brand shown on the First Sample Pool agreed with that shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.	Employment type

For each loan in the First Sample Pool, we confirmed whether the employment type shown on the First Sample Pool agreed with that shown on the Loan Documentation or System. We found that the employment type agreed to the Loan Documentation or System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.18.	Insurance policy flag

For each loan in the First Sample Pool, we confirmed whether the insurance policy flag shown on the First Sample Pool agreed with that shown on the Loan Agreement. We found that the insurance policy flag agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

Procedures and findings – Second Loan Pool

We have performed the procedures described below, as defined in Appendix 3 of the Engagement Letter (the “Agreed-upon Procedures”).

The Issuer provided us with a data file ‘Andretti – DataTape as of February 2026_Current Principal Balance’ (the “Second Pool Run”) containing an account number for each of the 38,041 loans in the Second Loan Pool.

A random sample of 457 loans was selected from the Second Pool Run using the sampling approach below (the “Second Sample”).

The Issuer then provided the data file ‘Andretti + Substitutes – Requested Information’ containing current interest rates for each loan in the Second Sample (together with the Second Pool Run, the “Second Sample Pool”) as at 28 February 2026 (the “Second Cut-off Date”).

We have carried out the agreed-upon procedures on the Second Sample Pool during the period 9 April to 4 May 2026.

Approach to sampling

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed-upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed-upon Procedures related to the documentation and procedures that support the Second Sample Pool contained in the Second Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.6 under the Agreed-upon Procedures sections below, have been limited to confirming that the selected attribute from the Second Pool Run information relating to the Second Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct, and we have not sought to independently verify this information. The loan documentation used in these Agreed-upon Procedures was the loan agreement and restructuring loan documents (together, the “Loan Agreement”), the payroll document and tax certificate (together, the “Loan Documentation”) and the AS400 live loan system (the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the Second Pool Run contained an error in the relevant attribute. Where errors were found in the Second Sample Pool, we have re-calculated the percentage errors that there might be in the Second Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

2.	Agreed-upon Procedures

For each loan in the Second Sample Pool we carried out the following Agreed-upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this Report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the Agreed-upon Procedures performed:

2.1.	Loan maturity date

For each loan in the Second Sample Pool, we confirmed whether the loan maturity date shown on the Second Sample Pool agreed to the System, to within 30 days. We found that the loan maturity date agreed to the System, to within 30 days, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

2.2.	Current loan balance

For each loan in the Second Sample Pool, we confirmed whether the current loan balance shown on the Second Sample Pool agreed to that shown on the System, as at the Second Cut-off Date. We found that the current loan balance agreed to the System as at the Second Cut-off Date, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

2.3.	Interest rate

2.3.1	For each loan in the Second Sample Pool, we confirmed whether the current interest rate shown on the Second Sample Pool agreed to the System. We found that the current interest rate agreed to the System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

2.3.2	For each loan in the Second Sample Pool, we confirmed whether the current interest rate shown on the Second Sample Pool was fixed. We found that the current interest rate shown on the Second Sample Pool was fixed, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

2.4.	Payment due (€)

For each loan in the Second Sample Pool, we confirmed whether the payment due amount shown on the Second Sample Pool agreed to that shown on the System. We found that the payment due amount agreed to the System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

2.5.	Principal Current Balance (€)

For each loan in the Second Sample Pool, we confirmed whether the principal current balance on the Second Sample Pool agreed to that shown on the System. We found that the principal current balance agreed to the System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

2.6	Days Past Due

For each loan in the Second Sample Pool, we confirmed whether the days past due on the Second Sample Pool agreed to that shown on the System. We found that the days past due agreed to the System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

Procedures and findings – Third Loan Pool

We have performed the procedures described below, as defined in Appendix 3 of the Engagement Letter (the “Agreed-upon Procedures”).

The Issuer provided us with a data file ‘Foyt New Loan Tape Deloitte.xlsb’ (the “Third Pool Run”) containing an account number for each of the additional 6,284 loans to the First and Second Loan Pool (the “Third Loan Pool”).

A random sample of 59 loans was selected from the Third Pool Run using the sampling approach below (the “Third Sample”).

Information for each loan in the Third Sample was also contained in the Third Pool Run (the “Third Sample Pool”) as at 28 February 2026 (the “Third Cut-off Date”).

We have carried out the agreed-upon procedures on the Third Sample Pool during the period 9 April to 4 May 2026.

Approach to sampling

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed-upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed-upon Procedures related to the documentation and procedures that support the Third Sample Pool contained in the Third Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 3.1 to 3.16 under the Agreed-upon Procedures sections below, have been limited to confirming that the selected attribute from the Third Pool Run information relating to the Third Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct, and we have not sought to independently verify this information. The loan documentation used in these Agreed-upon Procedures was the loan agreement and restructuring loan documents (together, the “Loan Agreement”), the payroll document and tax certificate (together, the “Loan Documentation”) and the AS400 live loan system (the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that there is a 95% confidence that not more than 5% of the population of the Third Pool Run contained an error in the relevant attribute. Where errors were found in the Third Sample Pool, we have re-calculated the percentage errors that there might be in the Third Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

3.	Agreed-upon Procedures

For each loan in the Third Sample Pool we carried out the following Agreed-upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this Report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the Agreed-upon Procedures performed:

3.1.	Nature of Borrower

3.1.1.	For each loan in the Third Sample Pool, we confirmed whether the borrower type shown on the Third Sample Pool agreed with that shown on the Loan Agreement. We found that the borrower type agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.1.2.	For each loan in the Third Sample Pool, we confirmed that the borrower was not employed by the originator, as shown on the Loan Documentation. We found that the borrower was not employed by the originator, as shown on the Loan Documentation, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.2.	Loan purpose

For each loan in the Third Sample Pool, we confirmed whether the loan purpose shown on the Third Sample Pool agreed with that shown on the Loan Agreement. We found that the loan purpose agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.3.	Loan formalisation

For each loan in the Third Sample Pool, we confirmed whether the loan was formalised in a private contract or witnessed by a notary. We found that the loan was formalised in a private contract or witnessed by a notary, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.4.	Loan formalisation date

For each loan in the Third Sample Pool, we confirmed whether the loan formalisation date shown on the Third Sample Pool agreed, to within 30 days, to that shown on the Loan Agreement. We found that the loan formalisation date agreed, to within 30 days, to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.5.	Loan maturity date

For each loan in the Third Sample Pool, we confirmed whether the loan maturity date shown on the Third Sample Pool agreed to that shown on the Loan Agreement, or in the case of novated loans or loans with early repayments, to the System, to within 30 days. We found that the loan maturity date agreed to the Loan Agreement, or in the case of novated loans or loans with early repayments, to the System, to within 30 days, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.6.	Original loan balance

For each loan in the Third Sample Pool, we confirmed whether the original loan balance shown on the Third Sample Pool agreed to that shown on the Loan Agreement. We found that the original loan balance agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.7.	Current loan balance

For each loan in the Third Sample Pool, we confirmed whether the current loan balance shown on the Third Sample Pool agreed to that shown on the System, as at the Third Cut-off Date. We found that the original loan balance agreed to the System as at the Third Cut-off Date, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.8.	Interest rate

3.8.1.	For each loan in the Third Sample Pool, we confirmed whether the current interest rate shown on the Third Sample Pool agreed to that shown on the Loan Agreement, or in the case of loans with updated interest rates, to the System. We found that the current interest rate agreed to the Loan Agreement, or in the case of loans with updated interest rates, to the System, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.8.2.	For each loan in the Third Sample Pool, we confirmed whether the current interest rate shown on the Third Sample Pool was fixed. We found that the current interest rate shown on the Third Sample Pool was fixed, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.9.	Reservation of title

3.9.1.	For each loan in the Third Sample Pool, we confirmed whether a reservation of title clause was shown on the Loan Agreement. We found that a reservation of title clause was shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.9.2.	For each loan in the Third Sample Pool, we confirmed whether the registered retention of title flag shown on the Third Sample Pool agreed to the System. We found that the registered retention of title flag shown on the Third Sample Pool agreed to the System, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.10.	Payment due (€)

For each loan in the Third Sample Pool, we confirmed whether the payment due amount shown on the Third Sample Pool agreed to that shown on the System. We found that the payment due amount agreed to the System, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.11.	Transfer of loan

For each loan in the Third Sample Pool, we confirmed there was no restriction on free transmission of the loan, as shown on the Loan Agreement. We found that there was no restriction on free transmission of the loan, as shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.12.	Amortisation type

For each loan in the Third Sample Pool, we confirmed whether the amortisation type shown on the Third Sample Pool agreed to that shown on the Loan Agreement. We found that the amortisation type agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.13.	Vehicle identification number (chassis number or car registration number)

For each loan in the Third Sample Pool, we confirmed whether the chassis number or car registration number shown on the System agreed with that shown on the Loan Agreement. We found that the chassis number or car registration number shown on the System agreed with that shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.14.	Vehicle brand

For each loan in the Third Sample Pool, we confirmed whether the vehicle brand shown on the Third Sample Pool agreed with that shown on the Loan Agreement. We found that the vehicle brand shown on the Third Sample Pool agreed with that shown on the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.15.	Employment type

For each loan in the Third Sample Pool, we confirmed whether the employment type shown on the Third Sample Pool agreed with that shown on the Loan Documentation or System. We found that the employment type agreed to the Loan Documentation or System, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

3.16.	Insurance policy flag

For each loan in the Third Sample Pool, we confirmed whether the insurance policy flag shown on the Third Sample Pool agreed with that shown on the Loan Agreement. We found that the insurance policy flag agreed to the Loan Agreement, with no exceptions.

As a result of the procedure performed there is a 95% confidence that not more than 5% of the Third Pool Run contained errors.

4.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

5.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in our Engagement Letter dated 5 May 2026, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Arranger and Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Arranger and Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on +44 113 292 1299.

Yours truly,

/s/ Deloitte LLP

Deloitte LLP